SCHEDULE OF TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade receivables		$ 44,440	$ 20,371
COMIBOL contract prepayment		1,708	1,995
COMIBOL initial investment period CAPEX receivable (note 5()	[1]	2,173	2,540
Uncertain income tax position receivable (note 18(c))		8,014	9,356
VAT receivable		41,852	51,817
Other receivables		2,076	2,320
Balance, current portion		100,263	88,399
COMIBOL initial investment period CAPEX receivable (note 5()	[1]	12,611	13,653
VAT receivable		32,067	20,127
Other receivables		2,469	2,469
Balance, non-current portion		47,147	36,249
Trade and other receivables		$ 147,410	$ 124,648

[1]	COMIBOL initial investment period CAPEX receivable